Intangibles Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of the movement of intangibles and accumulated amortization
The movement of intangibles and the corresponding accumulated amortization for the years ended December 31, 2024, 2023 and 2022 is as follows:

In thousands of soles	Note	Goodwill	Trademark	Customer relationships	Software	Public service concessions	Total
Cost
Balances as of January 1, 2022		184,961	179,912	17,836	146,293	19,109	548,111
Additions		—	—	—	49,674	1,749	51,423
Business combination balances	1C.ii & iii	1,729,292	278,264	390,889	3,520	—	2,401,965
Reclassifications from property, furniture and equipment		—	—	—	306	—	306
Disposal		—	—	—	(3,140)	—	(3,140)
Exchange difference		(108,363)	(50,893)	(6,133)	(8,518)	—	(173,907)

Balances as of December 31, 2022		1,805,890	407,283	402,592	188,135	20,858	2,824,758

Balances as of January 1, 2023		1,805,890	407,283	402,592	188,135	20,858	2,824,758
Additions		—	—	—	56,068	2,920	58,988
Business combination balances	1.C.i	21,330	3,411	—	—	—	24,741
Hospital y Clínica OCA’s purchase price adjustment	1.C.ii	(8,193)	—	—	—	—	(8,193)
Reclassifications from property, furniture and equipment		—	—	—	1,333	—	1,333
Disposal		—	—	—	(738)	—	(738)
Exchange difference		250,211	67,837	48,372	11,356	—	377,776

Balances as of December 31, 2023		2,069,238	478,531	450,964	256,154	23,778	3,278,665

Balances as of January 1, 2024		2,069,238	478,531	450,964	256,154	23,778	3,278,665
Additions		—	—	—	50,499	2,000	52,499
Reclassifications from property, furniture and equipment		—	—	—	(63)	—	(63)
Disposal		—	—	—	(1,123)	—	(1,123)
Exchange difference		(314,947)	(65,802)	(73,733)	(11,766)	—	(466,248)

Balances as of December 31, 2024		1,754,291	412,729	377,231	293,701	25,778	2,863,730

In thousands of soles	Note	Goodwill	Trademark	Customer relationships	Software	Public service concessions	Total
Accumulated amortization
Balances as of January 1, 2022		—	—	(3,910)	(34,212)	—	(38,122)
Annual amortization		—	—	(1,214)	(29,841)	—	(31,055)
Exchange difference		—	—	938	2,398	—	3,336

Balances as of December 31, 2022		—	—	(4,186)	(61,655)	—	(65,841)

Balances as of January 1, 2023		—	—	(4,186)	(61,655)	—	(65,841)
Annual amortization		—	—	(63,679)	(13,052)	—	(76,731)
Disposal		—	—	—	261	—	261
Exchange difference		—	—	(4,189)	(2,978)	—	(7,167)

Balances as of December 31, 2023		—	—	(72,054)	(77,424)	—	(149,478)

Balances as of January 1, 2024		—	—	(72,054)	(77,424)	—	(149,478)
Annual amortization		—	—	(50,392)	(25,881)	—	(76,273)
Disposal		—	—	—	6	—	6
Exchange difference		—	—	16,285	2,618	—	18,903

Balances as of December 31, 2024		—	—	(106,161)	(100,681)	—	(206,842)

Carrying amount
Balances as of December 31, 2022		1,805,890	407,283	398,406	126,480	20,858	2,758,917

Balances as of December 31, 2023		2,069,238	478,531	378,910	178,730	23,778	3,129,187

Balances as of December 31, 2024		1,754,291	412,729	271,070	193,020	25,778	2,656,888

Summary of the amortization recognized in the consolidated statement of profit or loss and other comprehensive income
The amortization recognized in the consolidated statement of profit or loss and other comprehensive income includes:

In thousands of soles	Note	2024	2023	2022
Cost of sales and services	21	2,047	2,005	2,329
Administrative expenses	21	74,226	74,726	28,726

		76,273	76,731	31,055

Summary of goodwil allocated to cash generating unit
For the purposes of impairment testing, goodwill has allocated to the Group’s CGUs as follows:

In thousands of soles	2024	2023	2022
Radioncologia S.A.C. (Radioncologia)	10,237	10,237	10,237
Laboratorio Cantella S.A.C. (Cantella)	4,585	4,585	4,585
R&R Patólogos Asociados S.A.C. (R&R)	23	23	23
Servimédicos S.A.C. (Servimédicos)	3,522	3,522	3,522
Clínica Bellavista S.A.C. (Bellavista)	2,219	2,219	2,219
Patología Oncológica S.A.C.	621	621	621
Oncogenomics S.A.C.	598	598	598
Promotora Médica Las Américas S.A.	49,012	54,922	45,110
Instituto de Cancerología S.A.	48,436	54,279	44,580
Laboratorio Médico Las Américas Ltda.	44,585	49,961	41,034
Oncomedica S.A.	261,558	293,106	240,732
Hospital y Clinica OCA S.A. de C.V.	1,309,765	1,572,202	1,412,629
Dentegra Seguros Dentales S.A.	19,130	22,963	—

Total goodwill	1,754,291	2,069,238	1,805,890

Summary of the key assumptions used in the estimation of value
The key assumptions used in the estimation of value in use were as follows:

In percent	2024	2023	2022
For companies located in Peru
Terminal value growth rate	2.5%	2.5%	2.5%
Discount rate – After-tax	8.8%	9.5%	9.9%
Discount rate – Pre-tax	10.9% - 25.6%	11.4% - 13.8%	12.1% - 12.7%
For companies located in Colombia
Terminal value growth rate	4%	5.0%	3.0%
Discount rate – After-tax	12.5%	13.0%	11.6%
Discount rate – Pre-tax	14.6% - 17.6%	16.7% - 17.6%	15.2% - 16%
For companies located in Mexico
Terminal value growth rate	3%	3%	2.5%
Discount rate – After-tax	11.3%	10.8%	10.9%
Discount rate – Pre-tax	11.3% - 16.0%	10.5% - 14.0%	14.5%

Summary of the ranges of projected EBITDA as a percentage of revenue by CGUs
The ranges of projected EBITDA as a percentage of revenue by CGUs over the projected period are as follows:

EBITDA as a percentage of revenue
Radioncologia S.A.C. (Radioncologia)	49.3% - 55.3%
Laboratorio Cantella S.A.C. (Cantella)	28.5% - 26.1%
R&R Patólogos Asociados S.A.C. (R&R)	30.1% - 26.5%
Servimédicos S.A.C. (Servimédicos)	18.5% - 28.9%
Clínica Bellavista S.A.C. (Bellavista)	4.7% - 10.8%
Patología Oncológica S.A.C.	43.6% - 38.7%
Oncogenomics S.A.C.	44.9% - 36.3%
Promotora Médica Las Américas S.A.	5.5% - 19.3%
Instituto de Cancerología S.A.	26.1% - 30.0%
Oncomedica S.A.	25.8% - 27.5%
Hospital y Clinica OCA S.A. de C.V.	36.8% - 40.1%
Dentegra Seguros Dentales S.A.	15.0% - 15.4%

Summary of the trademark has been allocated to the Group's CGUs
•	The trademark has been allocated to the Group’s CGUs as follows:

In thousands of soles	2024	2023	2022
Hospital y Clinica OCA S.A. de C.V.	198,162	237,867	212,579
Dentegra Seguros Dentales S.A.	3,035	3,644	—
Promotora Médica Las Américas S.A.	93,586	104,874	86,135
Instituto de Cancerología S.A.	53,341	59,774	49,094
Laboratorio Médico Las Américas Ltda.	6,110	6,847	5,623
Clínica Portoazul S.A.	3,411	3,822	3,138
Oncomedica S.A.	54,884	61,503	50,514
Oncogenomics S.A.C.	200	200	200

Total trademarks	412,729	478,531	407,283

Tabular Disclosure Of Amounts Recognised As Of Acquisition Date For Intangible Assets Acquired Explanatory [Table Text Block]
•	The customer relationship has been allocated to the Group’s CGUs net of amortization as follows:

In thousands of soles	2024	2023	2022
Hospital y Clínica OCA S.A. de C.V.	262,616	367,775	387,369
Promotora Médica Las Américas S.A.	4,606	6,444	6,346
Patología Oncológica S.A.C.	2,425	2,943	2,943
Oncogenomics S.A.C.	1,423	1,748	1,748

Total customer relationship	271,070	378,910	398,406

Summary of the amount by which these two assumptions would need to change individually for the estimated recoverable amount to be equal to the carrying amount
The following table shows the amount by which these two assumptions would need to change individually for the estimated recoverable amount to be equal to the carrying amount:

	After tax discount rate			Terminal value growth rate
	2024	2023	2022	2024	2023	2022
Radioncologia S.A.C.	27.2	25.1	16.5	(342.7)	Indet.	(14.3)
Laboratorio Cantella S.A.C.	78.2	92.0	115.1	Indet.	Indet.	Indet.
R&R Patólogos Asociados S.A.C.	61.5	23.9	68.1	Indet.	(470.4)	Indet.
Servimédicos S.A.C.	10.2	20.0	29.8	—	(41.9)	Indet.
Clínica Bellavista S.A.C.	15.3	27.5	12.6	(9.3)	Indet.	(3.3)
Patología Oncológica S.A.C.	9.4	32.6	66.8	1.3	Indet.	Indet.
Oncogenomics S.A.C.	9.7	31.8	19.7	0.5	Indet.	(27.9)
Promotora Médica Las Américas S.A.	12.9	13.02	Indet.	3.6	4.97	Indet.
Instituto de Cancerología S.A.	21.3	32.02	29.3	(30.1)	(115.57)	(131.4)
Laboratorio Médico Las Américas Ltda.	—	—	27.1	—	—	(141.0)
Oncomedica S.A.	14.7	15.60	12.7	0.2	1.15	0.9
Hospital y Clinica OCA S.A. de C.V.	15.7	16.40	15.5	(4.1)	(6.56)	(0.8)
Dentegra Seguros Dentales S.A	19.42	25.56	—	(13.3)	(45.64)	—